TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 88,945	¥ 610,776	¥ (841,242)	¥ 1,766,286
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 57,221	¥ 392,929		¥ 1,137,238
Charge to reversal			¥ 1,013,100